Investments in Associates - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Disclosure of associates [line items]
Terminal growth rate	4.50%	4.50%
Cash flows discounted rate	10.00%	10.00%
Bank of Xian Co Ltd [member]
Disclosure of associates [line items]
Impairment loss recognized in profit or loss	$ 0	$ 343
Term of cash flow forecast	5 years
Terminal growth rate	2.00%	2.00%
Cash flows discounted rate	11.00%	12.00%
Impairment loss after tax		$ 309